Organization and Description of Business (Details Narrative)						12 Months Ended
		Jul. 17, 2025 USD ($) shares	Jul. 16, 2025 $ / shares shares	Jul. 15, 2025 $ / shares shares	Jan. 30, 2024 shares	Sep. 30, 2025 shares	Apr. 29, 2024	Feb. 06, 2024 USD ($)	Jan. 03, 2024 USD ($)	May 08, 2020 USD ($)	May 08, 2020 AUD ($)	Apr. 14, 2011 USD ($)	Apr. 14, 2011 HKD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share capital | $									$ 10
Shares issued					99,999
Flywheel Advanced Technology, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage					100.00%		100.00%
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued	[1]					3,750,000
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued		562,500	3,750,000
Gross proceeds | $		$ 13,355,628
IPO [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued			3,750,000
Issuing price per share | $ / shares			$ 4.00
Gross proceeds | $		$ 15,000,000
Over-Allotment Option [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued				562,500
Issuing price per share | $ / shares				$ 4.00
Ponte Fides Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share capital | $								$ 1,000
QBS System [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share capital												$ 13	$ 100
QBS System Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share capital										$ 6,543	$ 10,000

[1]	Retrospectively restated for effect of share reorganization and share split (see Note 13).